As filed with the Securities and Exchange Commission on December 18, 2014

Registration No. 333-200361

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[XX] Pre-Effective Amendment No. 1
[ ] Post-Effective Amendment No. ____

PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

655 9th Street, Des Moines, Iowa 50309
(Address of Registrant's Principal Executive Offices)

515-235-9328
(Registrant's Telephone Number, Including Area Code)

Adam U. Shaikh
Assistant Counsel, Principal Funds, Inc.
The Principal Financial Group
Des Moines, Iowa 50392
(Name and Address of Agent for Service)

Copies of all communications to:
JOSHUA B. DERINGER
Drinker Biddle & Reath, LLP
One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
215-988-2959

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, and Institutional Class Shares common stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 20, 2015, pursuant to Rule 488 under the Securities Act of 1993.

NOTE: This Pre-Effective Amendment No. 1 is being filed solely to delay the effective date of this Registration Statement. This Pre-Effective Amendment No. 1 is not intended to amend or supersede any information contained in the Registration Statement.

Principal Funds, Inc.

Part A

Prospectus/Proxy Statement

Part A is incorporated by reference to Part A of the Registration Statement on Form N-14 of Principal Funds, Inc. (“the Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (“the SEC”) on November 19, 2014 (accession no. 0000898745-14-001051) (“the Registration Statement”).

Principal Funds, Inc.

Part B

Statement of Additional Information

Part B is incorporated by reference to Part B of the Registrant’s Registration Statement filed with the SEC on November 19, 2014.

Principal Funds, Inc.

Part C

Other Information

Part C is incorporated by reference to Part C of the Registrant’s Registration Statement filed with the SEC on November 19, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 18th day of December, 2014.

Principal Funds, Inc. (Registrant) /s/ N. M. Everett _____________________________________ N. M. Everett Chair, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chair, President and Chief Executive Officer (Principal Executive Officer)	December 18, 2014

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	December 18, 2014

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	December 18, 2014

__________________________ E. Ballantine	Director

(L. T. Barnes)* __________________________ L. T. Barnes	Director	December 18, 2014

(C. Damos)* __________________________ C. Damos	Director	December 18, 2014

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	December 18, 2014

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	December 18, 2014

(T. Huang)* __________________________ T. Huang	Director	December 18, 2014

(W. C. Kimball)* __________________________ W. C. Kimball	Director	December 18, 2014

(K. McMillan)* __________________________ K. McMillan	Director	December 18, 2014

(D. Pavelich)* __________________________ D. Pavelich	Director	December 18, 2014

/s/ M. J. Beer
_______________________________
M. J. Beer
Executive Vice President and Director
* Pursuant to Power of Attorney
Previously Filed as Ex-99.16(a) on 11/19/2014
(Accession No. 0000898745-14-001051)